FINANCIAL INSTRUMENTS - Movements in Derivative Instruments, Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Derivative instruments , assets, start of the period	$ 5,862	$ 109
Derivative instruments , liabilities, start of the period	(4,764)	(23,434)
Derivative instruments and hedges, net value, period start	1,098	(23,325)
Change in fair value of derivative instruments	78,207	24,423
Proceeds from termination of derivative instruments	(23,790)	0	$ 0
Derivative instruments , assets,end of the period	55,515	5,862	109
Derivative instruments , liabilities, end of the period	0	(4,764)	(23,434)
Derivative instruments and hedges, net value, period end	55,515	1,098	$ (23,325)
Derivative Instrument Asset
Derivative [Line Items]
Change in fair value of derivative instruments	73,443	5,753
Proceeds from termination of derivative instruments	(23,790)
Derivative Instrument Liability
Derivative [Line Items]
Change in fair value of derivative instruments	4,764	$ 18,670
Proceeds from termination of derivative instruments	$ 0